Lessor Accounting (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of lease income

	Years ended December 31
	2020	2019
	(Millions of yen)
Lease income – sales-type and direct financing leases
Revenue at lease commencement	92,133	114,312
Interest income on lease receivables	18,594	20,382

	110,727	134,694
Lease income – operating leases	23,878	25,403
Variable lease income	5,343	6,216

	139,948	166,313

Components of Finance Receivables	The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2020	2019
	(Millions of yen)
Total minimum lease payments receivable	337,265	360,146
Unguaranteed residual values	11,459	13,070
Executory costs	—	—
Unearned income	(29,541)	(33,338)

	319,183	339,878
Less allowance for credit losses	(3,068)	(2,627)

	316,115	337,251
Less current portion	(108,837)	(113,892)

	207,278	223,359

Activity in Allowance for Credit Losses
The activities in the allowance for credit losses are as follows:

	Years ended December 31
	2020	2019
	(Millions of yen)
Balance at beginning of year	2,627	2,675
Charge-offs	(2,199)	(1,653)
Provision	2,351	1,495
Translation adjustments and other	289	110

Balance at end of year	3,068	2,627

Future Minimum Lease Payments to be Received under Financing Leases and Noncancelable Operating Leases
The following is a schedule by year of the future minimum lease payments to be received under finance leases and non-cancellable
operating leases at December 31, 2020.

	Financing leases	Operating leases
	(Millions of yen)
Year ending December 31:
2021	121,577	9,273
2022	91,568	5,156
2023	62,913	3,154
2024	36,652	1,450
2025	16,868	617
Thereafter	7,687	129

	337,265	19,779